Leases - Schedule of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Lease Liabilities [Abstract]
Carrying amount at January 1	¥ 30,232	$ 4,323	¥ 22,681
New leases	5,047	722	17,108
Accretion of interest recognized during the year	1,118	160	1,498
Payments	(10,835)	(1,549)	(9,911)
Exchange realignment	(6)	(1)	8
Disposal	(3,360)	(481)	(1,152)
Carrying amount at December 31	22,196	$ 3,174	30,232
Analyzed into:
Current portion	7,283		9,439	$ 1,041
Non-current portion	¥ 14,913		¥ 20,793	$ 2,133